SUBSEQUENT EVENTS (Details Narrative) - USD ($)		4 Months Ended	9 Months Ended	12 Months Ended
	Oct. 03, 2024	May 10, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 23, 2024
Convertible promissory note	$ 100,000
Shares issued par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		106,397,550	109,081,270	130,397,550	127,881,300
Common share issued for conversion		140,000
Debt converted amount		$ 35,000	$ 205,000
Common stock outstanding		106,397,550	109,081,270	130,397,550	127,881,300
Loan, advances and accrued interest						$ 790,000
Common subscription shares issued to accredited investors, shares	400,000			19,154,465	16,104,420
Consultants [Member]
Common stock, shares issued		860,000